STOCK-BASED COMPENSATION (Details 1) - 2015 Stock Option Plan [Member] - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning	1,038,000	905,000	1,345,000	1,060,000
Granted	1,018,000	568,000	318,000	500,000
Exercised	125,000
Forfeited	12,000	310,000	625,000	215,000
Outstanding at ending	1,919,000	1,163,000	1,038,000	1,345,000
Options exercisable at ending	666,969	573,000	737,010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 0.41	$ 0.37	$ 0.39	$ 0.37
Granted	1.23	0.41	0.49	0.41
Exercised	0.41
Forfeited	0.87	0.36	0.39	0.36
Outstanding at ending	0.85	0.40	0.41	0.39
Options exercisable at ending	0.40	0.38	0.38
Weighted average fair value of options granted during the period	$ 0.68	$ 0.22	$ 0.29	$ 0.21
Stock-based compensation expense	$ 51,592	$ (13,979)	$ (4,417)	$ 115,828